Investments accounted for using the equity method (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Investments in Equity Accounted Investees	Equity in associates and joint ventures is as follows:

	Yen in millions
	March 31,
	2021	2022
Associates	3,467,503	3,926,267
Joint ventures	693,300	911,628

Total	4,160,803	4,837,895

Disclosure of Combined Information of Investments Accounted for Using the Equity Method
The combined information of investments accounted for using the equity method (total value of TMC’s interests) is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Net income
Associates	195,569	190,998	324,480
Joint ventures	114,678	160,031	235,866

Total	310,247	351,029	560,346

Other comprehensive income, net of tax
Associates	42,904	50,143	241,264
Joint ventures	(15,589)	38,501	66,187

Total	27,315	88,644	307,451

Comprehensive income
Associates	238,473	241,141	565,744
Joint ventures	99,089	198,532	302,053

Total	337,562	439,673	867,798